Operating lease receivables - Net - Narrative (Details)	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Operating Lease Receivables [Line Items]
Operating lease receivables- Net	$ 4,681,020	$ 10,100,832	$ 7,690,195
Option to extend (in years)	20 years
MIN
Operating Lease Receivables [Line Items]
Operating lease term (in years)	5 years
MAX
Operating Lease Receivables [Line Items]
Operating lease term (in years)	15 years
Operating lease receivables | Major customers | One Customer
Operating Lease Receivables [Line Items]
Concentration risk, percentage (in percent)	0.63	0.45	0.42
Operating lease receivables- Net	$ 2,970,380	$ 4,525,100	$ 3,249,692
Rental Income | Major customers | One Customer
Operating Lease Receivables [Line Items]
Concentration risk, percentage (in percent)	0.05	0.05	0.06
0-30 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.84	0.92	0.88
Operating lease receivables- Net	$ 3,926,519	$ 9,338,540	$ 6,732,985
30-60 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.003	0.033	0.030
Operating lease receivables- Net	$ 12,684	$ 335,498	$ 260,832
60-90 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.02	0.02	0.08
Operating lease receivables- Net	$ 109,356	$ 146,708	$ 610,770
Over 90 days
Operating Lease Receivables [Line Items]
Percent of operating lease receivables outstanding (in percent)	0.14	0.03	0.01
Operating lease receivables- Net	$ 632,461	$ 280,086	$ 85,608